BUSINESS AND ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Accounting Pronouncements [Abstract]
Restricted cash	$ 639,662	$ 639,662
Intermex Wire Transfers de Guatemala, S.A. [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	99.80%
Intermex Transfers de Mexico, S.A [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	98.00%
Intermex Wire Transfer Corp [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	100.00%
Intermex Wire Transfer II, LLC [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	100.00%